Risk management and concentrations of risk (Details Textual) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 29, 2014	Mar. 17, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 02, 2017	Oct. 01, 2015
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net			$ 0.9
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Grace [Member]
Derivative, Notional Amount						$ 164.0
Debt Instrument, Face Amount						$ 164.0
Hoegh Gallant [Member]
Derivative, Notional Amount							$ 146.3
Minimum [Member]
Derivative, Fixed Interest Rate			1.9105%
Minimum [Member] | Grace [Member]
Debt Instrument, Interest Rate, Stated Percentage						2.305%
Maximum [Member]
Derivative, Fixed Interest Rate			1.9145%
Maximum [Member] | Grace [Member]
Debt Instrument, Interest Rate, Stated Percentage						2.315%
UNITED STATES | Hoegh Gallant [Member]
Concentration Risk, Percentage			96.00%	95.00%	90.00%
EGYPT | Hoegh Gallant [Member]
Concentration Risk, Percentage			4.00%	5.00%	10.00%
Geographic Concentration Risk [Member] | UNITED STATES
Concentration Risk, Percentage			90.00%
Geographic Concentration Risk [Member] | EGYPT
Concentration Risk, Percentage			10.00%
Lampung Facility [Member]
Derivative, Notional Amount		$ 237.1
Derivative, Term of Contract		12 years
Derivative, Fixed Interest Rate		2.80%
Repayments of Secured Debt	$ 7.9